united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 6/30

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

HCM Tactical Growth Fund
Class A Shares: HCMGX
Class I Shares: HCMIX
Class R Shares: HCMSX
Investor Class Shares: HCMDX

HCM Dividend Sector Plus Fund
Class A Shares: HCMNX
Class I Shares: HCMQX
Class R Shares: HCMZX
Class A1 Shares: HCMWX
Investor Class Shares: HCMPX

HCM Income Plus Fund
Class A Shares: HCMEX
Class I Shares: HCMLX
Investor Class Shares: HCMKX

HCM Dynamic Income Fund
Class A Shares: HCMBX
Class I Shares: HCMUX
Investor Class Shares: HCMFX

Annual Report
June 30, 2023

1-855-969-8464
www.howardcmfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

June 30, 2023

Annual Shareholder letter
Howard Capital Management Mutual Fund Family
2023 2nd Quarter

We are pleased to present you with the HCM Tactical Growth Fund, HCM Dividend Sector Plus Fund, HCM Income Plus Fund, and HCM Dynamic Income Fund Annual Report for the year ended June 30, 2023. We appreciate your continued trust and support as we navigate these dynamic market conditions and strive to deliver value to our shareholders.

The fiscal year was marked by significant challenges and opportunities in the global economy and financial markets. We witnessed a rollercoaster ride of market volatility, driven by concerns over inflation, the Federal Reserve’s actions, geopolitical tensions, and global economic uncertainties. Inflationary pressures remained a central focus throughout the year, and the Federal Reserve took steps to combat inflation, leading to apprehensions among market participants. However, there were encouraging signs of relief as inflation began to roll over at a considerable pace. Supply chain challenges eased, the housing market stabilized, and labor markets experienced a slowdown. These developments signaled the potential for the Federal Reserve to gradually slow the pace and magnitude of rate increases. Volatility remained a prevalent theme throughout the year, reflecting the challenging market conditions experienced in the previous year. The actions and statements of the Federal Reserve, particularly those of Fed Chair Powell, had a significant impact on market movements. Investors closely monitored the Federal Reserve’s decisions, as they had far-reaching consequences for the overall economy and financial markets. The unpredictability and mixed messages from the Federal Reserve created uncertainty among investors, contributing to market volatility. Within specific market segments, opportunities and valuations varied. The S&P 500 ex-FAANG companies demonstrated attractive valuations, with a price-to-earnings (P/E) ratio of approximately 14.8 around the first week of March. It is important to note that the higher multiples associated with FAANG stocks were justified given their strong financial performance even in a volatile market environment. Consumer confidence played a crucial role in gauging economic sentiment. The Conference Board’s Consumer Confidence Index experienced fluctuations throughout the year. While the index faced periodic declines, it generally remained above pandemic lows, indicating a continued economic expansion. Consumer expectations occasionally wavered, reflecting concerns about the economic outlook. We closely monitored these indicators as early signs of potential changes in market sentiment and economic conditions.

Our proprietary quantitative model, the HCM-BuyLine®, remained a valuable tool for guiding our investment decisions. As we enter the new fiscal year, the financial landscape remains dynamic and subject to various factors. The Federal Reserve’s actions, economic indicators, and global events will continue to shape market movements. We remain committed to navigating these conditions with vigilance and prudence, always seeking opportunities for growth while managing risk.

The HCM mutual funds began the fiscal year with a reduced exposure to equities and fixed income investments through investing in cash and cash equivalents in an effort to preserve capital. The funds maintained their reduced exposure until the HCM-BuyLine® generated a buy signal near the end of July. Unfortunately, this rally did not hold, and the equity and bond markets continued their downward trajectory.

This sell-off caused the HCM-BuyLine® to generate signals to reduce exposure in early September and to further reduce exposure in late September prior to the year to date lows seen in mid-October. After an incredibly volatile period, the HCM-BuyLine® generated a buy signal in mid-November prompting us to reenter the markets. This gave us some hope and optimism for the market to finally turn back up, just to drop straight back down after Fed Chair Powell stepped in front of the microphone. The sell-off in the middle of December prompted another

1145 Hembree Rd. | Roswell,GA30076	| (770) 642-4902 | www.howardcm.com

signal to reduce exposure, which we did. The funds’ reduced exposure was short lived and after the solid start to 2023, the HCM-BuyLine® signaled to reenter the markets in mid-January and has continued to generate a risk-on signal for the remainder of the fiscal year. During the fiscal year HCM Tactical Growth and HCM Dividend Sector Plus invested in derivatives in an attempt to generate alpha. Capital outlay remained insignificant and the effect on performance immaterial.

If you trade a system, which we do, you must commit to the system and expect that not all trades will be winners, but over a full market cycle a good system should produce very strong gains.

HCM Tactical Growth maintained a large cap growth and technology tilt for the reporting period. Concentration in this style and sector detracted from performance for most of 2022 but quickly recouped losses after a very strong start to 2023. As an example: Individual security selection in stock such as Nvidia negatively impacted performance for most of 2023, but quickly erased losses after a powerful rally to start the calendar year. HCM Dividend Sector Plus maintained an overall large value tilt with a focus on dividend paying ETFs. This allocation fared well during the second half of 2022 as investors looked for value and dividends during the heightened market volatility. Overweight energy ETFs contributed to performance during this 6-month period. Unfortunately, these same positions hindered performance in the beginning of 2023 as investors quickly moved assets back to growth stocks. Selling overweight energy ETFs and investing in overweight technology ETFs contributed to performance. HCM Income Plus also maintained an overall large growth tilt. Like Tactical Growth this hindered performance for the second half of 2022 but contributed to performance in 2023. Convertible bonds detracted from performance and were replaced with short term treasuries. Lastly, increasing leveraged index ETF exposure in 2023 has significantly contributed to performance. A significant cash balance for most of 2022 contributed to HCM Dynamic Income performance. During periods of heightened volatility, short term investments in convertible bonds, high yield bonds, and longer-term treasuries hindered performance. The fund has benefited by investing in short-term treasuries during this period. Current investments in high yield bonds, convertible bonds, and emerging market bonds have contributed to overall fund performance.

One year performance, as of 6/30/2023, for the A-shares of our mutual funds is as follows: HCM Tactical Growth: 16.64%; HCM Dividend Sector Plus: 12.17%; HCM Income Plus: 9.83%; HCM Dynamic Income: -2.16%. The HCM-BuyLine®, our proprietary quantitative indicator that helps us determine when and how much to be invested in the equity market, has remained positive since Mid-January 2023.

We appreciate your trust and support as we strive to deliver value for our shareholders. Together, we will navigate the ever-changing financial landscape and pursue long-term growth and prosperity. Thank you for being a shareholder of the HCM Tactical Growth Fund, HCM Dividend Sector Plus Fund, HCM Income Plus Fund, and HCM Dynamic Income Fund.

Sincerely,

Vance Howard, CEO

HCM-071923-74

1145 Hembree Rd. | Roswell,GA30076	| (770) 642-4902 | www.howardcm.com

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the year ended June 30, 2023 compared to its benchmarks:

				Annualized
		Annualized	Annualized	Inception** -
	One Year	Three Year	Five Year	June 30, 2023
HCM Tactical Growth Fund – Class A	16.64%	14.68%	12.00%	11.45%
HCM Tactical Growth Fund – Class A with load	9.91%	12.43%	10.67%	10.71%
HCM Tactical Growth Fund – Class I	16.88%	14.96%	12.16%	11.53%
HCM Tactical Growth Fund – Class R	16.63%	14.67%	11.99%	11.44%
HCM Tactical Growth Fund – Investor Class	15.75%	13.82%	11.15%	10.69%
S&P 500 TR Index***	19.59%	14.60%	12.31%	11.66%
HFRX Equity Hedge Index****	4.62%	7.66%	3.18%	2.73%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on June 30, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.09% for Class A shares, 1.84% for Class I shares, and 2.84% for Investor Class shares as per the November 1, 2022 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, are 2.76% for Class R shares per the July 8, 2014 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is July 30, 2014.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

****	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
June 30, 2023

The Fund’s holdings by industry sector and investment type as of June 30, 2023 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity - Large Cap Blend	50.8%
Equity - Large Cap Growth	43.2%
Common Stocks
Semiconductors	0.9%
Oil & Gas Producers	0.4%
Internet Media & Services	0.4%
Technology Hardware	0.3%
Retail - Discretionary	0.3%
Beverages	0.2%
Chemicals	0.2%
Infrastructure REIT	0.2%
Health Care Facilities & Services	0.2%
Software	0.1%
E-Commerce Discretionary	0.1%
Metals & Mining	0.1%
Specialty Finance	0.1%
Automotive	0.1%
Household Products	0.1%
Tobacco & Cannabis	0.1%
Insurance	0.1%
Self-Storage REIT	0.1%
Biotech & Pharma	0.1%
Technology Services	0.1%
Other Assets in Excess of Liabilities	1.8%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the year ended June 30, 2023, compared to its benchmark:

				Annualized
		Annualized	Annualized	Inception** -
	One Year	Three Year	Five Year	June 30, 2023
HCM Dividend Sector Plus Fund – Class A	12.17%	17.53%	11.21%	12.58%
HCM Dividend Sector Plus Fund – Class A with load	5.74%	15.22%	9.89%	11.78%
HCM Dividend Sector Plus Fund – Class I	12.45%	17.84%	11.46%	12.74%
HCM Dividend Sector Plus Fund – Class R	12.17%	17.53%	11.26%	12.61%
HCM Dividend Sector Plus Fund – Class A1	11.99%	17.30%	11.02%	12.44%
HCM Dividend Sector Plus Fund – Class A1 with load	5.55%	15.02%	9.71%	11.64%
HCM Dividend Sector Plus Fund – Investor Class	11.34%	16.65%	10.37%	11.77%
S&P 500 TR Index***	19.59%	14.60%	12.31%	11.92%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.02% for Class A shares, 2.17% for Class A1 shares, 1.77% for Class I shares and 2.77% for Investor Class shares per the November 1, 2022 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.36% for Class R shares per the March 3, 2015 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is March 11, 2015.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
June 30, 2023

The Fund’s holdings by industry sector and investment type as of June 30, 2023 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity - Large Cap Blend	86.7%
Equity - Large Cap Growth	0.3%
Common Stocks
Oil & Gas Producers	1.1%
Home Construction	1.1%
Electric Utilities	1.0%
Transportation & Logistics	0.8%
Biotech & Pharma	0.8%
Insurance	0.7%
Internet Media & Services	0.5%
Banking	0.5%
Steel	0.5%
Technology Services	0.5%
Technology Hardware	0.5%
Entertainment Content	0.5%
Wholesale - Consumer Staples	0.4%
Chemicals	0.4%
Industrial Support Services	0.3%
Automotive	0.3%
Publishing & Broadcasting	0.3%
Tobacco & Cannabis	0.2%
Health Care Facilities & Services	0.2%
Retail - Consumer Staples	0.2%
Semiconductors	0.2%
Commercial Support Services	0.2%
Containers & Packaging	0.2%
Food	0.2%
Other Assets in Excess of Liabilities	1.4%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Income Plus Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the year ended June 30, 2023, compared to its benchmark:

				Annualized	Annualized
		Annualized	Annualized	Inception** -	Inception*** -
	One Year	Three Year	Five Year	June 30, 2023	June 30, 2023
HCM Income Plus Fund – Class A	9.83%	6.04%	7.54%	7.52%	—
HCM Income Plus Fund – Class A with load	3.49%	3.97%	6.28%	6.56%	—
HCM Income Plus Fund – Class I	10.13%	6.29%	—	—	10.11%
HCM Income Plus Fund – Investor Class	9.03%	5.27%	6.76%	6.75%	—
Bloomberg US Aggregate Bond Index ****	(0.94)%	(3.96)%	0.77%	0.68%	(1.44)%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on June 30, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 1.55% for Class A shares, 1.30% for Class I shares, and 2.30% for Investor Class shares, per the November 1, 2022 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date for Class A and Investor Class is November 9, 2016.

***	Inception date for Class I is September 11, 2019.

****	The Bloomberg US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

HCM Income Plus Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
June 30, 2023

The Fund’s holdings by industry sector and investment type as of June 30, 2023 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity - Large Cap Growth	41.7%
Fixed Income - Government	29.1%
Equity - Large Cap Blend	28.8%
Other Assets in Excess of Liabilities	0.4%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Dynamic Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the year ended June 30, 2023, compared to its benchmark:

Inception** -
June 30, 2023
HCM Dynamic Income Fund – Class A	(2.16)%
HCM Dynamic Income Fund – Class A with load	(7.78)%
HCM Dynamic Income Fund – Class I	(2.06)%
HCM Dynamic Income Fund – Investor Class	(2.06)%
Bloomberg US Aggregate Bond Index ***	(0.94)%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on June 30, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.00% for Class A shares, 1.75% for Class I shares, and 2.75% for Investor Class shares, per the June 14, 2022 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date for Class A, Class I, and Investor Class is June 30, 2022.

***	The Bloomberg US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

HCM Dynamic Income Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2023

The Fund’s holdings by industry sector and investment type as of June 30, 2023 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Fixed Income - Corporate	50.2%
Fixed Income - Convertible	35.9%
Fixed Income - Government	14.1%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 4.2%
	AUTOMOTIVE - 0.1%
5,151	Tesla, Inc.(a)	$1,348,377

	BEVERAGES - 0.2%
17,605	Brown-Forman Corporation, Class B	1,175,662
25,824	Monster Beverage Corporation(a)	1,483,331
		2,658,993
	BIOTECH & PHARMA - 0.1%
4,240	Amgen, Inc.	941,365

	CHEMICALS - 0.2%
11,050	CF Industries Holdings, Inc.	767,091
3,870	New Linde plc	1,474,780
		2,241,871
	E-COMMERCE DISCRETIONARY - 0.1%
11,651	Amazon.com, Inc.(a)	1,518,824

	HEALTH CARE FACILITIES & SERVICES - 0.2%
2,103	Humana, Inc.	940,314
2,110	UnitedHealth Group, Inc.	1,014,151
		1,954,465
	HOUSEHOLD PRODUCTS - 0.1%
8,624	Procter & Gamble Company (The)	1,308,606

	INFRASTRUCTURE REIT - 0.2%
5,594	American Tower Corporation	1,084,900
8,769	Crown Castle, Inc.	999,140
		2,084,040
	INSURANCE - 0.1%
9,233	Allstate Corporation (The)	1,006,766

	INTERNET MEDIA & SERVICES - 0.4%
12,288	Alphabet, Inc., Class A(a)	1,470,874
11,824	Meta Platforms, Inc., Class A(a)	3,393,251
		4,864,125

See accompanying notes to financial statements.

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 4.2% (Continued)
	METALS & MINING - 0.1%
36,501	Freeport-McMoRan, Inc.	$1,460,040

	OIL & GAS PRODUCERS - 0.4%
6,500	Chevron Corporation	1,022,775
15,352	Devon Energy Corporation	742,116
8,890	EOG Resources, Inc.	1,017,372
10,550	Exxon Mobil Corporation	1,131,487
11,250	Phillips 66	1,073,025
		4,986,775
	RETAIL - DISCRETIONARY - 0.3%
457	AutoZone, Inc.(a)	1,139,466
6,558	Genuine Parts Company	1,109,810
1,400	O’Reilly Automotive, Inc.(a)	1,337,420
		3,586,696
	SELF-STORAGE REIT - 0.1%
6,704	Extra Space Storage, Inc.	997,890

	SEMICONDUCTORS - 0.9%
19,502	Advanced Micro Devices, Inc.(a)	2,221,472
2,462	Broadcom, Inc.	2,135,613
3,842	KLA Corporation	1,863,447
8,896	NVIDIA Corporation	3,763,186
10,156	QUALCOMM, Inc.	1,208,970
		11,192,688
	SOFTWARE - 0.1%
5,200	Microsoft Corporation	1,770,808

	SPECIALTY FINANCE - 0.1%
8,137	American Express Company	1,417,466

	TECHNOLOGY HARDWARE - 0.3%
8,056	Apple, Inc.	1,562,623
26,579	Cisco Systems, Inc.	1,375,197

See accompanying notes to financial statements.

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value

	COMMON STOCKS — 4.2% (Continued)
	TECHNOLOGY HARDWARE - 0.3% (Continued)
13,618	Garmin Ltd.	$1,420,221
		4,358,041
	TECHNOLOGY SERVICES - 0.1%
13,587	PayPal Holdings, Inc.(a)	906,661

	TOBACCO & CANNABIS - 0.1%
13,170	Philip Morris International, Inc.	1,285,655

	TOTAL COMMON STOCKS (Cost $43,954,833)	51,890,152

	EXCHANGE-TRADED FUNDS — 94.0%
	EQUITY - 94.0%
283,000	Direxion Daily S&P 500 Bull 2X Shares	26,188,820
645,580	Invesco QQQ Trust Series 1	238,490,164
5,169,145	ProShares Ultra QQQ	332,789,554
4,365,692	ProShares Ultra S&P500	253,864,990
732,756	ProShares Ultra Technology(a)	32,981,348
294,900	Vanguard Growth ETF	83,444,904
963,657	Vanguard Mega Cap Growth ETF	226,767,765
	TOTAL EXCHANGE-TRADED FUNDS (Cost $917,752,505)	1,194,527,545

	TOTAL INVESTMENTS - 98.2% (Cost $961,707,338)	$1,246,417,697
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	24,656,461
	NET ASSETS - 100.0%	$1,271,074,158

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	- Non-income producing security.

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 11.6%
	AUTOMOTIVE - 0.3%
87,675	General Motors Company	$3,380,748

	BANKING - 0.5%
23,573	JPMorgan Chase & Company	3,428,457
26,062	M&T Bank Corporation	3,225,433
		6,653,890
	BIOTECH & PHARMA - 0.8%
18,817	Moderna, Inc.(a)	2,286,266
126,444	Organon & Company	2,631,300
72,849	Pfizer, Inc.	2,672,101
304,664	Viatris, Inc.	3,040,546
		10,630,213
	CHEMICALS - 0.4%
39,096	CF Industries Holdings, Inc.	2,714,044
64,556	Mosaic Company (The)	2,259,460
		4,973,504
	COMMERCIAL SUPPORT SERVICES - 0.2%
40,190	Robert Half International, Inc.	3,023,092

	CONTAINERS & PACKAGING - 0.2%
99,714	Westrock Company	2,898,686

	ELECTRIC UTILITIES - 1.0%
120,220	AES Corporation (The)	2,492,161
41,845	Edison International	2,906,135
27,932	Entergy Corporation	2,719,739
84,414	NRG Energy, Inc.	3,156,239
105,848	PPL Corporation	2,800,738
		14,075,012
	ENTERTAINMENT CONTENT - 0.5%
89,489	Fox Corporation, Class A	3,042,626
97,342	Fox Corporation - Class B	3,104,236
		6,146,862

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 11.6% (Continued)
	FOOD - 0.2%
49,058	Tyson Foods, Inc., Class A	$2,503,920

	HEALTH CARE FACILITIES & SERVICES - 0.2%
10,072	Molina Healthcare, Inc.(a)	3,034,089

	HOME CONSTRUCTION - 1.1%
30,750	DR Horton, Inc.	3,741,968
28,885	Lennar Corporation, Class A	3,619,579
30,806	Mohawk Industries, Inc.(a)	3,177,947
50,786	PulteGroup, Inc.	3,945,056
		14,484,550
	INDUSTRIAL SUPPORT SERVICES - 0.3%
8,105	United Rentals, Inc.	3,609,724

	INSURANCE - 0.7%
58,637	American International Group, Inc.	3,373,973
50,649	MetLife, Inc.	2,863,188
40,152	Principal Financial Group, Inc.	3,045,128
		9,282,289
	INTERNET MEDIA & SERVICES - 0.5%
28,324	Alphabet, Inc., Class A(a)	3,390,383
28,128	Alphabet, Inc., Class C(a)	3,402,644
		6,793,027
	OIL & GAS PRODUCERS - 1.1%
75,164	APA Corporation	2,568,354
117,972	Coterra Energy, Inc.	2,984,692
91,754	EQT Corporation	3,773,842
23,325	Marathon Petroleum Corporation	2,719,695
22,810	Valero Energy Corporation	2,675,613
		14,722,196
	PUBLISHING & BROADCASTING - 0.3%
171,092	News Corporation, Class B	3,373,934

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 11.6% (Continued)
	RETAIL - CONSUMER STAPLES - 0.2%
64,542	Kroger Company (The)	$3,033,474

	SEMICONDUCTORS - 0.2%
48,054	Micron Technology, Inc.	3,032,688

	STEEL - 0.5%
20,575	Nucor Corporation	3,373,889
28,723	Steel Dynamics, Inc.	3,128,796
		6,502,685
	TECHNOLOGY HARDWARE - 0.5%
189,982	Hewlett Packard Enterprise Company	3,191,698
101,810	HP, Inc.	3,126,585
		6,318,283
	TECHNOLOGY SERVICES - 0.5%
50,287	Cognizant Technology Solutions Corporation, Class A	3,282,735
119,132	DXC Technology Company(a)	3,183,207
		6,465,942
	TOBACCO & CANNABIS - 0.2%
67,619	Altria Group, Inc.	3,063,141

	TRANSPORTATION & LOGISTICS - 0.8%
71,609	Alaska Air Group, Inc.(a)	3,808,167
94,223	Southwest Airlines Company	3,411,815
72,051	United Airlines Holdings, Inc.(a)	3,953,438
		11,173,420
	WHOLESALE - CONSUMER STAPLES - 0.4%
37,254	Archer-Daniels-Midland Company	2,814,912
32,216	Bunge Ltd.	3,039,580
		5,854,492

	TOTAL COMMON STOCKS (Cost $147,423,844)	155,029,861

See accompanying notes to financial statements.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.0%
	EQUITY - 87.0%
283,000	Direxion Daily S&P 500 Bull 2X Shares	$26,188,820
5,800,700	ProShares Ultra QQQ	373,449,067
5,072,850	ProShares Ultra S&P500	294,986,228
364,400	SPDR S&P 500 ETF Trust	161,531,232
1,710,552	Vanguard Dividend Appreciation ETF	277,844,961
12,580	Vanguard Growth ETF	3,559,637
285,334	Vanguard High Dividend Yield ETF	30,265,377
	TOTAL EXCHANGE-TRADED FUNDS (Cost $970,513,708)	1,167,825,322

	TOTAL INVESTMENTS - 98.6% (Cost $1,117,937,552)	$1,322,855,183
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%	20,054,628
	NET ASSETS - 100.0%	$1,342,909,811

ETF	- Exchange-Traded Fund

LTD	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	- Non-income producing security.

See accompanying notes to financial statements.

HCM INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 70.5%
249,014	Invesco QQQ Trust Series 1	$91,990,752
1,474,600	ProShares Ultra QQQ	94,934,748
1,447,500	ProShares Ultra S&P500	84,172,125
235,795	Vanguard Growth ETF	66,720,553
427,803	Vanguard Mega Cap Growth ETF	100,670,602
		438,488,780
	FIXED INCOME - 29.1%
1,460,900	SPDR Bloomberg 1-3 Month T-Bill ETF	134,139,838
933,200	WisdomTree Floating Rate Treasury Fund	46,958,624
		181,098,462

	TOTAL EXCHANGE-TRADED FUNDS (Cost $541,696,364)	619,587,242

	TOTAL INVESTMENTS - 99.6% (Cost $541,696,364)	$619,587,242
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	1,798,206
	NET ASSETS - 100.0%	$621,385,448

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

HCM DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.2%
	FIXED INCOME - 100.2%
265,500	iShares Convertible Bond ETF	$20,273,580
296,900	iShares iBoxx $ High Yield Corporate Bond ETF	22,288,283
162,850	iShares iBoxx $ Investment Grade Corporate Bond ETF	17,610,599
170,800	iShares JP Morgan USD Emerging Markets Bond ETF	14,781,032
38,100	SPDR Bloomberg 1-3 Month T-Bill ETF	3,498,342
374,200	SPDR Bloomberg Convertible Securities ETF	26,175,290
271,100	SPDR Bloomberg High Yield Bond ETF	24,949,333
	TOTAL EXCHANGE-TRADED FUNDS (Cost $128,389,751)	129,576,459

	TOTAL INVESTMENTS - 100.2% (Cost $128,389,751)	$129,576,459
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(232,116)
	NET ASSETS - 100.0%	$129,344,343

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2023

	HCM Tactical	HCM Dividend	HCM Income Plus	HCM Dynamic
	Growth Fund	Sector Plus Fund	Fund	Income Fund
ASSETS
Investment securities:
At cost	$961,707,338	$1,117,937,552	$541,696,364	$128,389,751
At fair value	$1,246,417,697	$1,322,855,183	$619,587,242	$129,576,459
Cash and cash equivalents	18,789,373	12,477,807	2,384,661	53,180
Margin Deposit Held at Broker	7,208,568	7,342,428	—	—
Receivable for Fund shares sold	415,297	298,153	152,987	14,274
Dividends and interest receivable	414,431	2,134,124	133,378	1,926
Prepaid expenses	82,439	74,956	46,740	29,357
TOTAL ASSETS	1,273,327,805	1,345,182,651	622,305,008	129,675,196

LIABILITIES
Investment advisory fees payable	1,251,309	1,309,808	473,079	137,201
Distribution (12b-1) fees payable	428,334	476,526	202,098	26,916
Payable for Fund shares redeemed	421,490	317,810	122,839	67,994
Payable to related parties	65,868	79,835	42,462	43,901
Accrued expenses and other liabilities	86,646	88,861	79,082	54,841
TOTAL LIABILITIES	2,253,647	2,272,840	919,560	330,853
NET ASSETS	$1,271,074,158	$1,342,909,811	$621,385,448	$129,344,343

Net Assets Consist Of:
Paid in capital	$1,104,010,780	$1,161,425,471	$603,816,985	$132,649,158
Accumulated earnings (deficit)	167,063,378	181,484,340	17,568,463	(3,304,815)
NET ASSETS	$1,271,074,158	$1,342,909,811	$621,385,448	$129,344,343

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2023

	HCM Tactical		HCM Dividend		HCM Income Plus	HCM Dynamic
	Growth Fund		Sector Plus Fund		Fund	Income Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$934,122,300		$949,351,249		$468,047,195	$129,340,763
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	39,807,328		53,050,440		32,228,951	13,274,766
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$23.47		$17.90		$14.52	$9.74
Maximum offering price per share (maximum sales charge of 5.75%)	$24.90		$18.99		$15.41	$10.34

Class I Shares:
Net Assets	$25,235,110		$24,162,686		$9,837,586	$3,570
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,066,468		1,337,299		675,029	366
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$23.66		$18.07		$14.57	$9.74	*

Class R Shares:
Net Assets	$26		$27		—	—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		2		—	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$23.48	*	$17.90	*	—	—

Class A1 Shares:
Net Assets	—		$6,602		—	—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	—		368		—	—
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	—		$17.95	*	—	—
Maximum offering price per share (maximum sales charge of 5.75%)	—		$19.05		—	—

Investor Class Shares:
Net Assets	$311,716,722		$369,389,247		$143,500,667	$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	14,140,420		21,553,393		10,165,500	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$22.04		$17.14		$14.12	$9.74	*

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2023

	HCM Tactical	HCM Dividend	HCM Income	HCM Dynamic
	Growth Fund	Sector Plus Fund	Plus Fund	Income Fund *
INVESTMENT INCOME
Dividends	$3,745,914	$15,907,661	$4,916,744	$2,728,478
Interest	9,548,894	8,344,809	5,825,786	1,661,565
TOTAL INVESTMENT INCOME	13,294,808	24,252,470	10,742,530	4,390,043

EXPENSES
Investment advisory fees	13,263,299	15,240,791	5,701,159	1,567,993
Distribution (12b-1) fees:
Class A	2,026,747	2,260,248	1,172,768	313,598
Class A1	—	22	—	—
Investor Class	2,307,585	2,920,751	1,241,130	—
Transfer agent fees	344,283	350,992	230,776	191,171
Administrative services fees	322,990	231,046	191,590	74,094
Third party administrative servicing fees	168,943	196,542	106,097	63,400
Registration fees	150,152	145,154	125,012	66,674
Accounting services fees	121,907	163,751	83,060	26,827
Custodian fees	44,767	78,708	35,982	12,754
Printing and postage expenses	42,805	42,599	28,925	20,052
Compliance officer fees	31,903	35,291	24,603	15,036
Audit fees	21,201	21,177	21,199	20,348
Trustees fees and expenses	16,060	16,178	15,909	14,446
Legal fees	14,059	12,141	15,405	19,729
Insurance expense	10,994	13,493	8,493	1,852
Other expenses	54,410	43,187	36,041	3,792
TOTAL EXPENSES	18,942,105	21,772,071	9,038,149	2,411,766
NET INVESTMENT INCOME (LOSS)	(5,647,297)	2,480,399	1,704,381	1,978,277

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments	(113,274,474)	(10,453,713)	(17,708,770)	(5,909,280)
Net change in unrealized appreciation on investments	296,052,372	149,567,459	69,742,499	1,186,708
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	182,777,898	139,113,746	52,033,729	(4,722,572)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$177,130,601	$141,594,145	$53,738,110	$(2,744,295)

*	HCM Dynamic Income Fund commenced operations on June 30, 2022.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended		Year Ended
	June 30, 2023		June 30, 2022
FROM OPERATIONS
Net investment loss	$(5,647,297)		$(15,166,514)
Net realized gain (loss) from investments	(113,274,474)		9,985,229
Net change in unrealized appreciation (depreciation) on investments	296,052,372		(297,376,762)
Net increase (decrease) in net assets resulting from operations	177,130,601		(302,558,047)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(5,188,529)		(10,110,121)
Class I	(127,291)		(126,148)
Class R	(1)		(1)
Investor Class	(1,504,713)		(2,481,730)
From return of capital:
Class A	(8,027)		—
Class I	(197)		—
Class R	(0	) *	—
Investor Class	(2,328)		—
Net decrease in net assets resulting from distributions to shareholders	(6,831,086)		(12,718,000)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	304,333,904		695,646,408
Class I	19,852,192		24,667,538
Investor Class	91,270,955		120,814,070
Net asset value of shares issued in reinvestment of distributions:
Class A	5,040,405		9,566,060
Class I	126,176		123,948
Class R	1		1
Investor Class	1,493,133		2,433,524
Redemption fee proceeds:
Class A	—		34,104
Class I	—		258
Investor Class	—		4,636
Payments for shares redeemed:
Class A	(252,642,062)		(331,730,295)
Class I	(13,792,929)		(13,502,469)
Investor Class	(31,314,472)		(30,946,382)
Net increase in net assets resulting from shares of beneficial interest	124,367,303		477,111,401

TOTAL INCREASE IN NET ASSETS	294,666,818		161,835,354

NET ASSETS
Beginning of Year	976,407,340		814,571,986
End of Year	$1,271,074,158		$976,407,340

*	Amount represents less than $0.50

See accompanying notes to financial statements.

HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
SHARE ACTIVITY
Class A:
Shares Sold	15,017,193	26,162,197
Shares Reinvested	272,749	325,709
Shares Redeemed	(12,628,027)	(13,307,699)
Net increase in shares of beneficial interest outstanding	2,661,915	13,180,207

Class I:
Shares Sold	998,914	990,860
Shares Reinvested	6,780	4,203
Shares Redeemed	(690,912)	(546,823)
Net increase in shares of beneficial interest outstanding	314,782	448,240

Class R:
Shares Reinvested	— +	— +
Net increase in shares of beneficial interest outstanding	— +	— +

Investor Class:
Shares Sold	4,842,537	4,850,016
Shares Reinvested	85,714	87,161
Shares Redeemed	(1,653,842)	(1,274,045)
Net increase in shares of beneficial interest outstanding	3,274,409	3,663,132

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
FROM OPERATIONS
Net investment income (loss)	$2,480,399	$(3,634,726)
Net realized gain (loss) from investments	(10,453,713)	130,424,937
Net change in unrealized appreciation (depreciation) on investments	149,567,459	(276,543,619)
Net increase (decrease) in net assets resulting from operations	141,594,145	(149,753,408)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(67,501,217)	—
Class I	(1,899,512)	—
Class R	(2)	—
Class A1	(404)	—
Investor Class	(21,968,481)	—
Net decrease in net assets resulting from distributions to shareholders	(91,369,616)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	212,975,482	522,108,450
Class I	22,370,253	28,027,916
Class A1	1,447	3,087
Investor Class	101,419,478	123,621,985
Net asset value of shares issued in reinvestment of distributions:
Class A	65,401,075	—
Class I	1,803,078	—
Class R	2	—
Class A1	404	—
Investor Class	21,646,473	—
Redemption fee proceeds:
Class A	—	30,648
Class I	—	682
Investor Class	—	5,341
Payments for shares redeemed:
Class A	(283,250,826)	(229,094,935)
Class I	(18,177,937)	(40,193,833)
Class A1	(1,217)	(2,168)
Investor Class	(38,542,003)	(25,768,423)
Net increase in net assets resulting from shares of beneficial interest	85,645,709	378,738,750

TOTAL INCREASE IN NET ASSETS	135,870,238	228,985,342

NET ASSETS
Beginning of Year	1,207,039,573	978,054,231
End of Year	$1,342,909,811	$1,207,039,573

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
SHARE ACTIVITY
Class A:
Shares Sold	12,682,253	26,126,068
Shares Reinvested	4,197,758	—
Shares Redeemed	(17,103,369)	(11,642,099)
Net increase (decrease) in shares of beneficial interest outstanding	(223,358)	14,483,969

Class I:
Shares Sold	1,325,095	1,437,170
Shares Reinvested	114,773	—
Shares Redeemed	(1,089,832)	(2,185,405)
Net increase (decrease) in shares of beneficial interest outstanding	350,036	(748,235)

Class R:
Shares Reinvested	— +	— +
Net increase in shares of beneficial interest outstanding	— +	— +

Class A1:
Shares Sold	87	154
Shares Reinvested	26	—
Shares Redeemed	(71)	(107)
Net increase in shares of beneficial interest outstanding	42	47

Investor Class:
Shares Sold	6,394,738	6,382,483
Shares Reinvested	1,445,025	—
Shares Redeemed	(2,395,225)	(1,354,034)
Net increase in shares of beneficial interest outstanding	5,444,538	5,028,449

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
FROM OPERATIONS
Net investment income (loss)	$1,704,381	$(1,151,842)
Net realized loss from investments	(17,708,770)	(41,251,062)
Net change in unrealized appreciation (depreciation) on investments	69,742,499	(107,496,471)
Net increase (decrease) in net assets resulting from operations	53,738,110	(149,899,375)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	—	(2,560,944)
Class I	—	(41,413)
Investor Class	—	(254,145)
From return of capital:
Class A	—	(102,835)
Class I	—	(2,052)
Net decrease in net assets resulting from distributions to shareholders	—	(2,961,389)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	121,521,587	405,711,342
Class I	9,599,848	5,399,046
Investor Class	31,001,550	70,165,437
Net asset value of shares issued in reinvestment of distributions:
Class A	—	2,529,731
Class I	—	42,027
Investor Class	—	248,387
Redemption fee proceeds:
Class A	—	18,071
Class I	—	122
Investor Class	—	2,102
Payments for shares redeemed:
Class A	(259,522,118)	(134,072,639)
Class I	(5,223,755)	(6,605,944)
Investor Class	(19,499,283)	(21,103,747)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(122,122,171)	322,333,935

TOTAL INCREASE (DECREASE) IN NET ASSETS	(68,384,061)	169,473,171

NET ASSETS
Beginning of Year	689,769,509	520,296,338
End of Year	$621,385,448	$689,769,509

See accompanying notes to financial statements.

HCM Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
SHARE ACTIVITY
Class A:
Shares Sold	9,193,224	25,885,424
Shares Reinvested	—	153,877
Shares Redeemed	(19,748,303)	(8,870,367)
Net increase (decrease) in shares of beneficial interest outstanding	(10,555,079)	17,168,934

Class I:
Shares Sold	741,460	367,381
Shares Reinvested	—	2,556
Shares Redeemed	(397,195)	(445,143)
Net increase (decrease) in shares of beneficial interest outstanding	344,265	(75,206)

Investor Class:
Shares Sold	2,428,157	4,531,125
Shares Reinvested	—	15,361
Shares Redeemed	(1,522,880)	(1,370,612)
Net increase in shares of beneficial interest outstanding	905,277	3,175,874

See accompanying notes to financial statements.

HCM Dynamic Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended
	June 30, 2023 *
FROM OPERATIONS
Net investment income	$1,978,277
Net realized loss from investments	(5,909,280)
Net change in unrealized appreciation on investments	1,186,708
Net decrease in net assets resulting from operations	(2,744,295)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(636,023)
Class I	(0	) +
Investor Class	(0	) +
Net decrease in net assets resulting from distributions to shareholders	(636,023)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	173,919,797
Class I	3,532
Investor Class	10
Net asset value of shares issued in reinvestment of distributions:
Class A	604,346
Class I	0	+
Investor Class	0	+
Payments for shares redeemed:
Class A	(41,803,024)
Net increase in net assets resulting from shares of beneficial interest	132,724,661

TOTAL INCREASE IN NET ASSETS	129,344,343

NET ASSETS
Beginning of Year	—
End of Year	$129,344,343

*	The HCM Dynamic Income Fund Class A, Class I and Investor Class commenced operations on June 30, 2022.

+	Amount represents less than $0.50

See accompanying notes to financial statements.

HCM Dynamic Income Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Year Ended
	June 30, 2023 *
SHARE ACTIVITY
Class A:
Shares Sold	17,515,030
Shares Reinvested	61,921
Shares Redeemed	(4,302,185)
Net increase in shares of beneficial interest outstanding	13,274,766

Class I:
Shares Sold	366
Shares Reinvested	—	+
Net increase in shares of beneficial interest outstanding	366

Investor Class:
Shares Sold	1
Shares Reinvested	—	+
Net increase in shares of beneficial interest outstanding	1

*	The HCM Dynamic Income Fund Class A, Class I and Investor Class commenced operations on June 30, 2022.

+	Amount represents less than one share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class A	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year	$20.26		$26.15	$16.32	$12.80	$14.68
Activity from investment operations:
Net investment loss (1)	(0.07)		(0.31)	(0.29)	(0.17)	(0.10)
Net realized and unrealized gain (loss) on investments	3.41		(5.30)	10.80	3.69	(1.19)
Total from investment operations	3.34		(5.61)	10.51	3.52	(1.29)
Less distributions from:
Return of capital	(0.00	) (6)	—	—	—	—
Net realized gains	(0.13)		(0.28)	(0.68)	—	(0.59)
Total distributions	(0.13)		(0.28)	(0.68)	—	(0.59)
Paid-in-Capital From Redemption Fees	—		0.00 (6)	0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of year	$23.47		$20.26	$26.15	$16.32	$12.80
Total return (2)	16.64%		(21.77)%	65.30%	27.50%	(8.36)%
Net assets, at end of year (000s)	$934,122		$752,628	$626,800	$216,981	$198,595
Ratio of gross expenses to average net assets (3)(4)	1.63%		1.64%	1.65%	1.71%	1.73%
Ratio of net expenses to average net assets (4)	1.63%		1.64%	1.65%	1.71%	1.73%
Ratio of net investment loss to average net assets (4)(5)	(0.37)%		(1.20)%	(1.33)%	(1.25)%	(0.75)%
Portfolio Turnover Rate	298%		107%	23%	140%	532%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class I	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year	$20.38		$26.23	$16.33	$12.81	$14.69
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		(0.25)	(0.25)	0.07	0.08
Net realized and unrealized gain (loss) on investments	3.44		(5.32)	10.83	3.45	(1.37)
Total from investment operations	3.41		(5.57)	10.58	3.52	(1.29)
Less distributions from:
Return of capital	(0.00	) (7)	—	—	—	—
Net realized gains	(0.13)		(0.28)	(0.68)	—	(0.59)
Total distributions	(0.13)		(0.28)	(0.68)	—	(0.59)
Paid-in-Capital From Redemption Fees	—		0.00 (7)	—	—	—
Net asset value, end of year	$23.66		$20.38	$26.23	$16.33	$12.81
Total return (2)	16.88%		(21.55)%	65.70%	27.48%	(8.35)%
Net assets, at end of year (000s)	$25,235		$15,316	$7,960	$16 (6)	$14 (6)
Ratio of gross expenses to average net assets (3)(4)	1.37%		1.39%	1.40%	1.46%	1.48%
Ratio of net expenses to average net assets (4)	1.37%		1.39%	1.40%	1.46%	1.48%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.13)%		(0.95)%	(1.08)%	0.47%	0.56%
Portfolio Turnover Rate	298%		107%	23%	140%	532%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Actual net assets, not truncated.

(7)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class R	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year	$20.27		$26.16	$16.33	$12.81	$14.69
Activity from investment operations:
Net investment income (1)	0.06	(7)	0.07	0.03	0.07	0.08
Net realized and unrealized gain (loss) on investments	3.28		(5.68)	10.48	3.45	(1.37)
Total from investment operations	3.34		(5.61)	10.51	3.52	(1.29)
Less distributions from:
Return of capital	(0.00	) (8)	—	—	—	—
Net realized gains	(0.13)		(0.28)	(0.68)	—	(0.59)
Total distributions	(0.13)		(0.28)	(0.68)	—	(0.59)
Net asset value, end of year	$23.48		$20.27	$26.16	$16.33	$12.81
Total return (2)	16.63%		(21.76)%	65.26%	27.48%	(8.35)%
Net assets, at end of year (000s) (6)	$26		$23	$29	$16	$14
Ratio of gross expenses to average net assets (3)(4)	1.48%		1.49%	1.50%	1.56%	1.58%
Ratio of net expenses to average net assets (4)	1.48%		1.49%	1.50%	1.56%	1.58%
Ratio of net investment income (loss) to average net assets (4)(5)	0.31%		(1.05)%	(1.18)%	0.47%	0.56%
Portfolio Turnover Rate	298%		107%	23%	140%	532%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Actual net assets, not truncated.

(7)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate income and loss in the Statement of Operations due to share transactions for the period.

(8)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year	$19.18		$24.96	$15.71	$12.42	$14.37
Activity from investment operations:
Net investment loss (1)	(0.22)		(0.49)	(0.44)	(0.27)	(0.20)
Net realized and unrealized gain (loss) on investments	3.21		(5.01)	10.37	3.56	(1.16)
Total from investment operations	2.99		(5.50)	9.93	3.29	(1.36)
Less distributions from:
Return of capital	(0.00	) (6)	—	—	—	—
Net realized gains	(0.13)		(0.28)	(0.68)	—	(0.59)
Total distributions	(0.13)		(0.28)	(0.68)	—	(0.59)
Paid-in-Capital From Redemption Fees	—		0.00 (6)	0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of year	$22.04		$19.18	$24.96	$15.71	$12.42
Total return (2)	15.75%		(22.37)%	64.13%	26.49%	(9.04)%
Net assets, at end of year (000s)	$311,717		$208,464	$179,812	$61,867	$39,302
Ratio of gross expenses to average net assets (3)(4)	2.37%		2.39%	2.40%	2.46%	2.48%
Ratio of net expenses to average net assets (4)	2.37%		2.39%	2.40%	2.46%	2.48%
Ratio of net investment loss to average net assets (4)(5)	(1.14)%		(1.95)%	(2.08)%	(1.98)%	(1.48)%
Portfolio Turnover Rate	298%		107%	23%	140%	532%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class A	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019
Net asset value, beginning of year	$17.28	$19.05	$11.94	$10.93		$13.05
Activity from investment operations:
Net investment income (loss) (1)	0.06	(0.03)	(0.03)	0.00	(6)	0.20
Net realized and unrealized gain (loss) on investments	1.85	(1.74)	7.14	1.10		(0.98)
Total from investment operations	1.91	(1.77)	7.11	1.10		(0.78)
Less distributions from:
Net investment income	—	—	—	(0.09)		(0.24)
Return of capital	—	—	—	(0.00	) (6)	—
Net realized gains	(1.29)	—	—	(0.00	) (6)	(1.10)
Total distributions	(1.29)	—	—	(0.09)		(1.34)
Paid-in-Capital From Redemption Fees	—	0.00 (6)	0.00 (6)	0.00	(6)	0.00 (6)
Net asset value, end of year	$17.90	$17.28	$19.05	$11.94		$10.93
Total return (2)	12.17%	(9.29)%	59.55%	10.06%		(4.80)%
Net assets, at end of year (000s)	$949,351	$920,476	$739,011	$324,964		$374,600
Ratio of gross expenses to average net assets (3)(5)	1.61%	1.63%	1.64%	1.69%		2.19%
Ratio of net expenses to average net assets (5)	1.61%	1.63%	1.64%	1.69%		2.19%
Ratio of net investment income (loss) to average net assets (4)(5)	0.38%	(0.14)%	(0.18)%	(0.01)%		1.67%
Portfolio Turnover Rate	178%	49%	2%	129%		220%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class I	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019
Net asset value, beginning of year	$17.39	$19.12	$11.95	$10.93		$13.05
Activity from investment operations:
Net investment income (loss) (1)	0.11	(0.01)	0.03	0.02		0.29
Net realized and unrealized gain (loss) on investments	1.86	(1.72)	7.14	1.12		(1.07)
Total from investment operations	1.97	(1.73)	7.17	1.14		(0.78)
Less distributions from:
Net investment income	—	—	—	(0.12)		(0.24)
Return of capital	—	—	—	(0.00	) (6)	—
Net realized gains	(1.29)	—	—	(0.00	) (6)	(1.10)
Total distributions	(1.29)	—	—	(0.12)		(1.34)
Paid-in-Capital From Redemption Fees	—	0.00 (6)	0.00 (6)	—		—
Net asset value, end of year	$18.07	$17.39	$19.12	$11.95		$10.93
Total return (2)	12.45%	(9.05)%	60.00%	10.44%		(4.80)%
Net assets, at end of year (000s)	$24,163	$17,170	$33,183	$17	(7)	$15 (7)
Ratio of gross expenses to average net assets (3)(5)	1.36%	1.38%	1.39%	1.44%		2.19%
Ratio of net expenses to average net assets (5)	1.36%	1.38%	1.39%	1.44%		2.19%
Ratio of net investment income (loss) to average net assets (4)(5)	0.63%	(0.04)%	0.18%	0.17%		2.51%
Portfolio Turnover Rate	178%	49%	2%	129%		220%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Actual net assets, not truncated.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class R	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019
Net asset value, beginning of year	$17.28	$19.05	$11.94	$10.93		$13.05
Activity from investment operations:
Net investment income (1)	0.16	0.19	0.18	0.09		0.28
Net realized and unrealized gain (loss) on investments	1.75	(1.96)	6.93	1.04		(1.06)
Total from investment operations	1.91	(1.77)	7.11	1.13		(0.78)
Less distributions from:
Net investment income	—	—	—	(0.12)		(0.24)
Return of capital	—	—	—	(0.00	) (6)	—
Net realized gains	(1.29)	—	—	(0.00	) (6)	(1.10)
Total distributions	(1.29)	—	—	(0.12)		(1.34)
Net asset value, end of year	$17.90	$17.28	$19.05	$11.94		$10.93
Total return (2)	12.17%	(9.29)%	59.55%	10.32%		(4.80)%
Net assets, at end of period (000s) (7)	$27	$24	$26	$17		$15
Ratio of gross expenses to average net assets (3)(5)	1.46%	1.48%	1.49%	1.54%		2.04%
Ratio of net expenses to average net assets (5)	1.46%	1.48%	1.49%	1.54%		2.04%
Ratio of net investment income to average net assets (4)(5)	0.96%	0.80%	1.00%	0.76%		2.37%
Portfolio Turnover Rate	178%	49%	2%	129%		220%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

(7)	Actual net assets, not truncated.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Class A1	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019
Net asset value, beginning of year	$17.35	$19.16	$12.04	$11.02		$13.04
Activity from investment operations:
Net investment income (loss) (1)	0.03	(0.07)	(0.09)	(0.03)		0.18
Net realized and unrealized gain (loss) on investments	1.86	(1.74)	7.21	1.12		(0.97)
Total from investment operations	1.89	(1.81)	7.12	1.09		(0.79)
Less distributions from:
Net investment income	—	—	—	(0.07)		(0.13)
Net realized gains	(1.29)	—	—	(0.00	) (6)	(1.10)
Total distributions	(1.29)	—	—	(0.07)		(1.23)
Paid-in-Capital From Redemption Fees	—	—	0.00 (6)	—		—
Net asset value, end of year	$17.95	$17.35	$19.16	$12.04		$11.02
Total return (2)	11.99%	(9.45)%	59.14%	9.94%		(4.94)%
Net assets, at end of year (000s)	$7	$6	$5	$36		$71
Ratio of gross expenses to average net assets (3)(5)	1.76%	1.78%	1.79%	1.84%		2.34%
Ratio of net expenses to average net assets (3)(5)	1.76%	1.78%	1.79%	1.84%		2.34%
Ratio of net investment income (loss) to average net assets (4)(5)	0.20%	(0.33)%	(0.60)%	(0.21)%		1.50%
Portfolio Turnover Rate	178%	49%	2%	129%		220%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Investor Class	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019
Net asset value, beginning of year	$16.72	$18.58	$11.73	$10.76		$12.87
Activity from investment operations:
Net investment income (loss) (1)	(0.06)	(0.17)	(0.14)	(0.08)		0.11
Net realized and unrealized gain (loss) on investments	1.77	(1.69)	6.99	1.07		(0.96)
Total from investment operations	1.71	(1.86)	6.85	0.99		(0.85)
Less distributions from:
Net investment income	—	—	—	(0.02)		(0.16)
Net realized gains	(1.29)	—	—	(0.00	) (6)	(1.10)
Total distributions	(1.29)	—	—	(0.02)		(1.26)
Paid-in-Capital From Redemption Fees	—	0.00 (6)	0.00 (6)	0.00	(6)	0.00 (6)
Net asset value, end of year	$17.14	$16.72	$18.58	$11.73		$10.76
Total return (2)	11.34%	(10.01)%	58.40%	9.18%		(5.48)%
Net assets, at end of year (000s)	$369,389	$269,388	$205,855	$75,510		$54,659
Ratio of gross expenses to average net assets (3)(5)	2.36%	2.38%	2.39%	2.44%		2.94%
Ratio of net expenses to average net assets (5)	2.36%	2.38%	2.39%	2.44%		2.94%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.41)%	(0.89)%	(0.90)%	(0.69)%		0.92%
Portfolio Turnover Rate	178%	49%	2%	129%		220%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Class A	June 30, 2023	June 30, 2022		June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year	$13.22	$16.25		$12.30	$10.25	$10.96
Activity from investment operations:
Net investment income (loss) (1)	0.06	(0.01)		0.02	0.05	0.16
Net realized and unrealized gain (loss) on investments	1.24	(2.95)		4.01	2.09	(0.24)
Total from investment operations	1.30	(2.96)		4.03	2.14	(0.08)
Less distributions from:
Net investment income	—	(0.04)		(0.04)	(0.09)	(0.14)
Return of capital	—	(0.00	) (6)	—	—	—
Net realized gains	—	(0.03)		(0.04)	—	(0.49)
Total distributions	—	(0.07)		(0.08)	(0.09)	(0.63)
Paid-in-Capital From Redemption Fees	—	0.00	(6)	0.00 (6)	0.00 (6)	0.00 (6)
Net asset value, end of year	$14.52	$13.22		$16.25	$12.30	$10.25
Total return (2)	9.83%	(18.28)%		32.85%	20.95%	(0.25)%
Net assets, at end of year (000s)	$468,047	$565,518		$416,354	$164,911	$165,377
Ratio of gross expenses to average net assets (3)(4)	1.35%	1.35%		1.38%	1.48%	1.46%
Ratio of net expenses to average net assets (4)	1.35%	1.35%		1.38%	1.48%	1.46%
Ratio of net investment income (loss) to average net assets (4)(5)	0.43%	(0.05)%		0.19%	0.38%	1.47%
Portfolio Turnover Rate	232%	128%		5%	196%	563%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended		Year Ended	Period Ended
Class I	June 30, 2023	June 30, 2022		June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$13.23	$16.26		$12.30	$10.32
Activity from investment operations:
Net investment income (loss) (2)	0.10	0.05		(0.01)	0.03
Net realized and unrealized gain (loss) on investments	1.24	(2.98)		4.08	2.04
Total from investment operations	1.34	(2.93)		4.07	2.07
Less distributions from:
Net investment income	—	(0.07)		(0.07)	(0.09)
Return of capital	—	(0.00	) (7)	—	—
Net realized gains	—	(0.03)		(0.04)	—
Total distributions	—	(0.10)		(0.11)	(0.09)
Paid-in-Capital From Redemption Fees	—	0.00	(7)	0.00 (7)	—
Net asset value, end of period	$14.57	$13.23		$16.26	$12.30
Total return (3)	10.13%	(18.12)%		33.15%	20.13	% (9)
Net assets, at end of period (000s)	$9,838	$4,376		$6,600	$97
Ratio of gross expenses to average net assets (4)(5)(8)	1.10%	1.10%		1.13%	1.23%
Ratio of net expenses to average net assets (5)(8)	1.10%	1.10%		1.13%	1.23%
Ratio of net investment income (loss) to average net assets (5)(6)(8)	0.79%	0.31%		(0.08)%	0.28%
Portfolio Turnover Rate	232%	128%		5%	196	% (9)

(1)	The HCM Income Plus Fund’s Class I shares commenced operations on September 11, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Amount represents less than $0.005 per share.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year	$12.95		$16.00	$12.16	$10.14	$10.87
Activity from investment operations:
Net investment income (loss) (1)	(0.03	) (8)	(0.11)	(0.08)	(0.04)	0.07
Net realized and unrealized gain (loss) on investments	1.20		(2.91)	3.96	2.08	(0.23)
Total from investment operations	1.17		(3.02)	3.88	2.04	(0.16)
Less distributions from:
Net investment income	—		—	—	(0.02)	(0.08)
Net realized gains	—		(0.03)	(0.04)	—	(0.49)
Total distributions	—		(0.03)	(0.04)	(0.02)	(0.57)
Paid-in-Capital From Redemption Fees	—		0.00 (6)	0.00 (6)	0.00 (6)	0.00	(6)
Net asset value, end of year	$14.12		$12.95	$16.00	$12.16	$10.14
Total return (2)	9.03%		(18.90)%	31.93%	20.12%	(1.05	)% (7)
Net assets, at end of year (000s)	$143,501		$119,876	$97,342	$39,553	$22,824
Ratio of gross expenses to average net assets (3)(4)	2.10%		2.10%	2.13%	2.23%	2.21%
Ratio of net expenses to average net assets (4)	2.10%		2.10%	2.13%	2.23%	2.21%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.29)%		(0.75)%	(0.55)%	(0.41)%	0.72%
Portfolio Turnover Rate	232%		128%	5%	196%	563%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(6)	Amount represents less than $0.005 per share.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(8)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate income and loss in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

HCM Dynamic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

Year Ended June 30, 2023 (1)	Class A	Class I	Investor Class
Net asset value, beginning of year	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.15	0.03	(0.23	) (10)
Net realized and unrealized gain (loss) on investments	(0.37)	(0.24)	0.02
Total from investment operations	(0.22)	(0.21)	(0.21)
Less distributions from:
Net investment income	(0.04)	(0.05)	(0.05)
Total distributions	(0.04)	(0.05)	(0.05)
Net asset value, end of year	$9.74	$9.74	$9.74
Total return (3)(9)	(2.16)%	(2.06)%	(2.06)%
Net assets, at end of year (000s)	$129,341	$4	$10	(7)
Ratio of gross expenses to average net assets (4)(5)(8)	1.92%	1.66%	2.67%
Ratio of net expenses to average net assets (5)(8)	1.92%	1.66%	2.67%
Ratio of net investment income (loss) to average net assets (5)(6)(8)	1.57%	0.31%	(2.32)%
Portfolio Turnover Rate (9)	298%	298%	298%

(1)	The HCM Dynamic Income Fund’s Class A, Class I and Investor Class shares commenced operations on June 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.

(7)	Actual net assets, not truncated.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

(10)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may anot accord with the aggregate income and loss in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2023

1.	ORGANIZATION

The HCM Tactical Growth Fund (“HTGF”), HCM Dividend Sector Plus Fund (“HDSPF”), HCM Income Plus Fund (“HIPF”) and HCM Dynamic Income Fund (“HDIF”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. HTGF’s and HDSPF’s investment objective is to seek long-term capital appreciation. HIPF’s and HDIF’s investment objective is to seek total return. HTGF commenced operations on July 30, 2014. HDSPF commenced operations on March 11, 2015. HIPF commenced operations on November 9, 2016. HDIF commenced operations on June 30, 2022.

HTGF, HDSPF, HIPF and HDIF offer Class A, Class I and Investor Class shares. HTGF and HDSPF also offer Class R shares. HDSPF also offers Class A1 shares. Class R shares in HTGF and HDSPF are not currently available for sale. Class I, Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTGF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the year ended June 30, 2023, HTGF had a net realized gain of $485,907 on purchased options contracts. For the year ended June 30, 2023, HDSPF had a net realized gain of $485,907 on purchased options contracts. The activity herein is included within “Net realized gain (loss) from investments” in the Statement of Operations. There were no derivative instruments held by the Funds at the end of the prior or current year.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

The Funds utilize various methods to measure the fair value of all their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2023 for each Fund’s assets measured at fair value:

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$51,890,152	$—	$—	$51,890,152
Exchange Traded Funds	1,194,527,545	—	—	1,194,527,545
Total	$1,246,417,697	$—	$—	$1,246,417,697

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$155,029,861	$—	$—	$155,029,861
Exchange Traded Funds	1,167,825,322	—	—	1,167,825,322
Total	$1,322,855,183	$—	$—	$1,322,855,183

HCM Income Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$619,587,242	$—	$—	$619,587,242
Total	$619,587,242	$—	$—	$619,587,242

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

HCM Dynamic Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$129,576,459	$—	$—	$129,576,459
Total	$129,576,459	$—	$—	$129,576,459

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Credit Facility – HDSPF has entered into a revolving line of credit agreement with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is up to 33 1/3% of HDSPF’s daily market value. Borrowings under this agreement bear interest on the outstanding principal at a rate of 3.07% as of June 30, 2023. In the event of default, all loans will bear interest at a rate equal to 5.00% in excess of the interest rate specified or OBFR plus 151 bps, per annum, on the principal balance outstanding. There is no maturity on the line of credit and can be recalled at any time. During the year ended June 30, 2023, HDSPF did not draw on the line of credit. As a result, average borrowings and the average interest rate on the line during the year ended June 30, 2023 were $0 and 0%, respectively. As of June 30, 2023, HDSPF had no borrowings outstanding. HDSPF can withdraw against collateral as outlined in the Fund’s margin agreement.

Federal Income Taxes – The Funds have qualified income and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years June 30, 2020 through June 30, 2022, or expected to be taken in the Funds’ June 30, 2023 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2023 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, were as follows:

Portfolio	Purchases	Sales
HCM Tactical Growth Fund	$2,875,687,547	$2,199,845,936
HCM Dividend Sector Plus Fund	2,151,716,744	1,685,075,535
HCM Income Plus Fund	1,296,914,700	911,750,104
HCM Dynamic Income Fund	331,997,344	197,698,313

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ investment adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for HTGF and HDSPF, 0.95% for HIPF and 1.25% for HDIF. For the year ended June 30, 2023, the Adviser earned investment advisory fees of $13,263,299, $15,240,791 $5,701,159 and $1,567,993 for HTGF, HDSPF HIPF and HDIF, respectively.

Pursuant to written contracts (the “Waiver Agreements”), the Adviser has agreed until October 31, 2024 to waive a portion of its advisory fee and agreed to reimburse HDIF for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of each Fund’s business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class I	Investor Class
HDIF	1.99%	1.99%	2.74%

These fee waivers and reimbursements are subject to possible recoupment from the Fund by the Adviser in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver. HTGF, HDSPF and HIPF currently do not have a Waiver Agreement in place. During the year ended June 30, 2023, the Adviser waived $0 in fees pursuant to the Waiver Agreements for HDIF.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively, for HTGF, 0.25%, 0.40%, 1.00%, and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class and Class R shares, respectively for HDSPF, 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HIPF and 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HDIF and is paid to Northern Lights Distributors, LLC to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class R shares are not currently accruing fees as they are not currently available for sale. During the year ended June 30, 2023, pursuant to the Plans, distribution fees for Class A shares, Class A1 shares and Investor Class shares were as follows:

Portfolio	Class A	Class A1	Investor Class
HCM Tactical Growth Fund	$2,026,747	$—	$2,307,585
HCM Dividend Sector Plus Fund	2,260,248	22	2,920,751
HCM Income Plus Fund	1,172,768	—	1,241,130
HCM Dynamic Income Fund	313,598	—	—

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. On sales of HTGF’s Class A shares for the year ended June 30, 2023, the Distributor received $69,222 from front-end sales charge of which $9,774 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDSPF’s Class A shares for the year ended June 30, 2023, the Distributor received $69,250 from front-end sales charges of which $10,036 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HIPF’s Class A shares for the year ended June 30, 2023, the Distributor received $31,228 from front-end sales charges, of which $4,674 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDIF’s Class A shares for the year ended June 30, 2023, the Distributor received $106,824 from front-end sales charges, of which $16,506 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by either Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2023, and June 30, 2022, was as follows:

For the period ended June 30, 2023:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Growth Fund	$—	$6,820,534	$10,552	$—	$6,831,086
HCM Dividend Sector Plus Fund	2,655	91,366,961	—	—	91,369,616
HCM Income Plus Fund	—	—	—	—	—
HCM Dynamic Income Fund	636,023	—	—	—	636,023

For the period ended June 30, 2022:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Tactical Growth Fund	$—	$12,718,000	$—	$—	$12,718,000
HCM Dividend Sector Plus Fund	—	6,321,147	—	—	6,321,147
HCM Income Plus Fund	1,418,209	1,438,293	104,887	—	2,961,389
HCM Dynamic Income Fund	—	—	—	—	—

As of June 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Tactical Growth Fund	$—	$—	$—	$(33,610,988)	$(60,946,817)	$—	$261,621,183	$167,063,378
HCM Dividend Sector Plus Fund	—	1,521,378	—	(1,483,662)	(5,013,038)	—	186,459,662	181,484,340
HCM Income Plus Fund	—	—	—	(22,741,826)	(31,190,270)	—	71,500,559	17,568,463
HCM Dynamic Income Fund	—	1,417,757	—	(2,729,101)	(2,052,908)	—	59,437	(3,304,815)

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income, and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales and C-corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
HCM Tactical Growth Fund	$4,372,507
HCM Dividend Sector Plus Fund	1,483,662
HCM Income Plus Fund	—
HCM Dynamic Income Fund	—

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
HCM Tactical Growth Fund	$29,238,481
HCM Dividend Sector Plus Fund	—
HCM Income Plus Fund	22,741,826
HCM Dynamic Income Fund	2,729,101

At June 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Tactical Growth Fund	$60,946,817	$—	$60,946,817	$—
HCM Dividend Sector Plus Fund	5,013,038	—	5,013,038	—
HCM Income Plus Fund	31,190,270	—	31,190,270	11,423,375
HCM Dynamic Income Fund	2,052,908	—	2,052,908	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of the non-deductible expenses, net operating losses, distributions in excess and the tax adjustments for prior year tax returns, resulted in reclassification for the year ended June 30, 2023, as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
HCM Tactical Growth Fund	$(9,989,611)	$9,989,611
HCM Dividend Sector Plus Fund	(1,931)	1,931
HCM Income Plus Fund	(1,930,867)	1,930,867
HCM Dynamic Income Fund	(75,503)	75,503

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Portfolio	purposes	Appreciation	Depreciation	App/Dep
HCM Tactical Growth Fund	$984,796,514	$288,062,358	$(26,441,175)	$261,621,183
HCM Dividend Sector Plus Fund	1,136,395,521	212,004,579	(25,544,917)	186,459,662
HCM Income Plus Fund	548,086,683	77,935,546	(6,434,987)	71,500,559
HCM Dynamic Income Fund	129,517,022	1,789,004	(1,729,567)	59,437

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended June 30, 2023, HTGF, HDSPF, HIPF and HDIF assessed $0, $0, $0 and $0 respectively, in redemption fees.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

HTGF and HDSPF currently invest a significant portion of their assets in the ProShares Ultra QQQ (“QLD”). HTGF and HDSPF may redeem their investments in QLD at any time if the Adviser determines that it is in the best interest of HTGF, HDSPF, and their shareholders to do so. HTGF and HDSPF’s performance will be directly affected by the performance of QLD. The financial statements of QLD, including the schedule of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with HTGF and HDSPF’s financial statements. As of June 30, 2023, HTGF and HDSPF’s investments in QLD represented 26.2% and 27.8% of their net assets, respectively.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2023, Pershing owned 28.6%, 30.2%, 32.3% and 27.4% of HTGF, HDSPF, HIPF and HDIF, respectively. As of June 30, 2023, National Financial Services LLC owned 25.8% and 25.9% of HTGF and HDSPF, respectively.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of HCM Tactical Growth Fund, HCM Dividend Sector Plus Fund, HCM Income Plus Fund, and HCM Dynamic Income Fund and the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of HCM Tactical Growth Fund, HCM Dividend Sector Plus Fund, HCM Income Plus Fund and HCM Dynamic Income Fund (collectively, the Funds), including the schedules of investments, as of June 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years presented below, and the related notes to the financial statements (collectively, the financial statements) and the financial highlights for each of the years presented below. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2023, the results of their operations for the year then ended, the changes in net assets for each of the years presented below, and the financial highlights for each of the years presented below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Changes in Net Assets	Financial Highlights
For the years ended June 30, 2023,
HCM Tactical Growth Fund	For the years ended June 30, 2023 and 2022	2022, 2021, 2020 and 2019
For the years ended June 30, 2023,
HCM Dividend Sector Plus Fund	For the years ended June 30, 2023 and 2022	2022, 2021, 2020 and 2019
For the years ended June 30, 2023,
HCM Income Plus Fund	For the years ended June 30, 2023 and 2022	2022, 2021, 2020 and 2019
HCM Dynamic Income Fund	For the year ended June 30, 2023	For the year ended June 30, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Howard Capital Management, Inc. investment companies since 2015.

Denver, Colorado

August 29, 2023

The HCM Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2023

As a shareholder of the HCM Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and/or redemptions of Class A and A1 shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	1/1/2023	6/30/2023	1/1/2023 - 6/30/2023	1/1/2023 - 6/30/2023
HCM Tactical Growth Fund - Class A	$1,000.00	$1,269.30	$9.06	1.61%
HCM Tactical Growth Fund - Class I	1,000.00	1,270.00	7.65	1.36%
HCM Tactical Growth Fund - Class R	1,000.00	1,269.20	8.21	1.46%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,263.80	13.25	2.36%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,143.80	8.50	1.60%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,142.60	9.30	1.75%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,145.10	7.18	1.35%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,143.80	7.71	1.45%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,138.90	7.69	2.35%

HCM Income Plus Fund - Class A	1,000.00	1,150.60	7.20	1.35%
HCM Income Plus Fund - Class I	1,000.00	1,151.80	5.87	1.10%
HCM Income Plus Fund - Investor Class	1,000.00	1,147.00	11.18	2.10%

HCM Dynamic Income Fund - Class A	1,000.00	998.00	9.96	2.01%
HCM Dynamic Income Fund - Class I	1,000.00	998.00	8.72	1.76%
HCM Dynamic Income Fund - Investor Class	1,000.00	998.00	14.91	3.01%

The HCM Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2023

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Hypothetical	1/1/2023	6/30/2023	1/1/2023 - 6/30/2023	1/1/2023 - 6/30/2023
(5% return before expenses)
HCM Tactical Growth Fund - Class A	$1,000.00	$1,016.81	$8.05	1.61%
HCM Tactical Growth Fund - Class I	1,000.00	1,018.05	6.80	1.36%
HCM Tactical Growth Fund - Class R	1,000.00	1,017.55	7.30	1.46%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,013.09	11.78	2.36%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,016.86	8.00	1.60%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,016.12	8.75	1.75%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,018.10	6.76	1.35%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,017.60	7.25	1.45%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,013.14	7.24	2.35%

HCM Income Plus Fund - Class A	1,000.00	1,018.10	6.76	1.35%
HCM Income Plus Fund - Class I	1,000.00	1,019.34	5.51	1.10%
HCM Income Plus Fund - Investor Class	1,000.00	1,014.38	10.49	2.10%

HCM Dynamic Income Fund - Class A	1,000.00	1,014.83	10.04	2.01%
HCM Dynamic Income Fund - Class I	1,000.00	1,014.58	8.80	1.76%
HCM Dynamic Income Fund - Investor Class	1,000.00	1,009.62	15.00	3.01%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized

THE HCM FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

Renewal of Advisory Agreements – HCM Dividend Sector Plus Fund, HCM Income Plus Fund and HCM Tactical Growth Fund*

In connection with a meeting held on February 22-23, 2023, the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Howard Capital Management, Inc. (the “Adviser”) and the Trust, with respect to HCM Dividend Sector Plus Fund (“HCM DSP”), HCM Income Plus Fund (“HCM IP”) and HCM Tactical Growth Fund (“HCM TG”) (collectively, the “HCM Funds”). In considering the renewal of the Advisory Agreements, the Board reviewed materials specifically relating to the HCM Funds and the Advisory Agreements.

The Board discussed the Adviser’s presentation and materials. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreements.

Nature, Extent and Quality of Services. The Board recognized that the Adviser had approximately $4.7 billion in total assets under management. The Board noted the broad investment experience and academic credentials of the Adviser’s investment personnel. The Board discussed how the Adviser utilized a proprietary quantitative model to determine when and in which market sectors the HCM Funds should be invested and augmented its models with third-party research on interest rate direction, international markets and macroeconomic factors. The Board reviewed the Adviser’s risk management plan that employed stop losses, closely monitored the market during times of market growth, and used mathematical market ratios in an effort to avoid major market downturns. The Board noted that the Adviser had defined inputs in its proprietary model to ensure compliance with each HCM Fund’s investment limitations, and that trades were verified weekly by the Adviser’s chief compliance officer and two third-party compliance consultants. The Board observed that the Adviser selected broker/dealers on the basis of best execution.

HCM DSP, HCM IP & HCM TG—With respect to HCM DSP, HCM IP, and HCM TG, the Board observed that the Adviser quantitatively analyzed over 200 exchange traded funds, a large selection of mutual funds and a wide range of stocks of any capitalization for inclusion in each of the portfolios of HCM DSP, HCM IP and HCM TG. The Board discussed that the Adviser made adjustments to those portfolios based on its analysis.

The Board concluded that it could expect the Adviser to continue providing quality service to the HCM Funds and their respective shareholders.

THE HCM FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2023

Performance.

HCM DSP—The Board observed that HCM DSP was a 5-star Morningstar rated fund that underperformed its peer group, Morningstar category, and benchmark over the 1-year period. The Board noted that HCM DSP outperformed its peer group and Morningstar category over the 3-year, 5-year, and since inception periods. The Board observed that HCM DSP outperformed its benchmark over the 3-year and since inception periods but underperformed its benchmark over the 5-year period. The Board recognized the Adviser’s assertion that leveraged ETFs and whipsaws led to HCM DSP’s underperformance over the 1-year period. The Board noted that HCM DSP was in the top quartile for Net Returns and Sharpe Ratio among its peer group and Morningstar category for the 3-year, 5-year, and since inception periods. The Board concluded the Adviser provided reasonable returns to HCM DSP and its shareholders.

HCM IP—The Board observed that HCM IP earned a 4-star rating from Morningstar and underperformed its peer group, Morningstar category and benchmark over the 1-year period but outperformed each across all other periods. The Board recalled that the Adviser attributed underperformance to market volatility that led signals received from the HCM-Buyline to cause HCM IP to reduce its exposure to equities before the markets turned positive and remain invested during a sharp market decline. The Board recognized that the Adviser had implemented tighter stop prices to minimize the impact of similar whipsaws in the future. The Board noted that HCM IP had a relatively high Sharpe Ratio and ranked in the first quartile for Net Returns across the 3-year, 5-year, and since inception periods. The Board concluded the Adviser provided reasonable returns to HCM IP and its shareholders.

HCM TG—The Board pointed out that HCM TG was a 3-star Morningstar rated fund that underperformed its peer group, Morningstar category and benchmark over the 1-year and since inception periods. The Board noted that HCM TG outperformed its peer group, Morningstar category and benchmark over the 3-year period. The Board further observed that HCM TG outperformed its Morningstar category over the 5-year period and underperformed its peer group and benchmark over the same period. The Board recalled that the Adviser attributed underperformance to market volatility that led signals received from the HCM-Buyline to cause HCM TG to reduce its exposure to equities before the markets turned positive and remain invested during a sharp market decline. The Board recognized that the Adviser had implemented tighter stop prices to minimize the impact of similar whipsaws in the future. The Board concluded that the Adviser’s performance was not unsatisfactory

Fees and Expenses.

HCM DSP—The Board observed that the advisory fee for HCM DSP was the highest of its peer group and higher than its Morningstar category median and average. The Board noted that the net expense ratio for HCM DSP was the highest of its peer group but well below the high of its Morningstar category. The Board discussed the Adviser’s rationale that its proprietary model commanded a premium, and that as a concentrated fund, HCM DSP required greater expertise and resources to be managed effectively. The Board acknowledged that construction

THE HCM FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2023

of HCM DSP’s portfolio required peer group, market sector and stock valuation research and that the Adviser closely monitored the amount of HCM DSP’s leverage and exposure to equities. The Board also considered that most of the funds in its peer group were extremely large organizations with much greater economies of scale. The Board concluded that the advisory fee for HCM DSP was not unreasonable.

HCM IP—The Board observed that the advisory fee and net expense ratio for HCM IP were higher than the averages and medians of its peer group and Morningstar category. The Board considered the Adviser’s remarks that its proprietary model commanded a premium, and that additional research and expertise were needed to construct HCM IP’s portfolio and manage a successful trading plan. The Board also considered that most of the funds in its peer group were extremely large organizations with much greater economies of scale. The Board concluded that the advisory fee for HCM IP was not unreasonable.

HCM TG—The Board commented that the advisory fee for HCM TG was the highest of its peer group and Morningstar category. The Board noted that the net expense ratio for HCM TG was higher than the Morningstar category and peer group averages and medians, but well below the high of its Morningstar category. The Board discussed the Adviser’s rationale for higher fees which included that its proprietary model commanded a premium, and that additional resources and expertise were needed to construct HCM TG’s portfolio and manage a successful trading plan. The Board also considered that most of the funds in its peer group were extremely large organizations with much greater economies of scale. The Board concluded that the advisory fee for HCM TG was not unreasonable.

Economies of Scale. The Board noted that the Adviser anticipated implementing breakpoints as each of HCM DSP, HCM IP and HCM TG exceeded a specified level of assets under management. The Board noted that the Adviser agreed to reconsider the propriety of breakpoints and would present its findings to the Board at an upcoming meeting. The Board agreed to revisit this issue after the Adviser presented its findings.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its advisory services provided to each of the HCM Funds and noted that the Adviser had earned a reasonable profit in connection with each HCM Fund. The Board acknowledged the rising cost of labor, additional regulatory and compliance requirements, and the Adviser’s continuing investments in technology and the HCM-BuyLine. The Board concluded that the Adviser’s profitability for each of the HCM Funds was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of each Advisory Agreement was in the best interests of the HCM Funds and their respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the HCM Funds.

The HCM Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Independent Trustees

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	6	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	6	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	PhD (Accounting), CPA; Professor and Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (2019 – present); Professor and Department of Accountancy Chair, Case Western Reserve University (2009-2019); President, American Accounting Association (AAA) commencing August 2022 (President- Elect 2022-2023, President 2023-2024; Past President 2024-2025). AAA Vice President-Finance (2017-2020); President, Auditing Section of the AAA; Member, AICPA Auditing Standards Board (2009-2012); Academic Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006); Center for Audit Quality research grants (2014, 2012).	6	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); President, Celeritas Rail Consulting (since June 2014); Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014).	6	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015).

*	As of June 30, 2023, the Trust was comprised of 29 active portfolios managed by 14 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

6/30/23-NLFT III-v3

The HCM Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2023

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Brian Curley 1970	President	Since May 2023, indefinite	Vice President, Ultimus Fund Solutions, LLC (since 2020); Vice President, Gemini Fund Services, LLC (2015-2020).
Timothy Burdick 1986	Vice President	Since May 2023, indefinite	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (2023 – present); Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022 – 2023); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019 – 2022).
Richard Gleason 1977	Treasurer	Since May 2023, indefinite	Assistant Vice President, Ultimus Fund Solutions, LLC (since 2020); Assistant Vice President, Gemini Fund Services, LLC (2015-2020).
Viktoriya Pallino 1995	Secretary	Since August 2022, indefinite	Senior Legal Administrator, Ultimus Fund Solutions, LLC (since 2023); Legal Administrator II, Ultimus Fund Solutions, LLC (2021-2023); Legal Administrator I, Ultimus Fund Solutions, LLC (2019-2021); Legal Administration Associate, Gemini Fund Services, LLC (2017-2019).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-969-8464.

6/30/23-NLFT III-v3

The HCM Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended June 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

HCMF-AR23

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 – $70,000

2022 – $49,500

(b)	Audit-Related Fees

2023 – None

2022 – None

(c)	Tax Fees

2023 – $15,750

2022 – $11,100

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 - None

2022 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

                                                 2023            2022

                       Audit-Related Fees:       0.00%         0.00%

Tax Fees:                      0.00%        0.00%

All Other Fees:              0.00%         0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 - $15,750

2022 - $11,100

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 9/8/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

        Brian Curley, Principal Executive Officer/President

Date 9/8/23

By (Signature and Title)

/s/ Rich Gleason

Brian Curley, Principal Financial Officer/Treasurer

Date 9/8/23